Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Schedule Of Inventories
Schedule of inventories

	2026	2026	2025
	US$	S$	S$

Statement of financial position:
Medicine, drugs and medical devices	178,438	230,917	489,062

Statement of comprehensive income:
Inventories recognized as an expense in cost of sales	113,253	145,375	658,479